6. Courseware (Details 1) (USD $)	Jul. 31, 2013	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Details 1 [Abstract]
2014	$ 74,859	$ 105,246
2015	65,117	65,017
2016	27,830	27,730
2017	9,196	9,095
2017	1,122	1,007
Total	$ 178,124	$ 208,095	$ 253,571	$ 369,831